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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C. The Managing Member of the Reporting Manager
Phone:  (818) 845-4444

Signature, Place, and Date of Signing:


 /s/Gregory S. Martin            Burbank, CA               5/12/08
----------------------    -------------------------   ----------------
      [Signature]               [City, State]               [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $543,748
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------------------------------
1     28-12228               Shamrock Activist Value Fund GP, L.L.C.
2     28-12224               Shamrock Partners Activist Value Fund, L.L.C.
3     28-12226               Shamrock Holdings of California, Inc.
4     28-12225               Shamrock Holdings, Inc.

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                                    FORM 13F
                                INFORMATION TABLE

                         Shamrock Capital Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 3/31/08

Column 1                      Column 2   Column 3  Column 4        Column 5         Column 6   Column 7           Column 8
                              TITLE OF               VALUE     TOTAL    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)    SHARES   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
Coinstar Inc                  COM       19259P300   104,477  3,712,755  SH           DEFINED    1,2,3,4  3,712,755

Collectors Universe Inc       COM NEW   19421R200    12,021  1,156,933  SH           DEFINED    1,2,3,4  1,156,933

iPass Inc                     COM       46261V108    27,566  9,127,950  SH           DEFINED    1,2,3,4  9,127,950

Jackson Hewitt Tax Svcs Inc   COM       468202106    33,068  2,883,000  SH           DEFINED    1,2,3,4  2,883,000

Magellan Health Svcs Inc      COM NEW   559079207    87,811  2,212,426  SH           DEFINED    1,2,3,4  2,212,426

Modine Mfg Co                 COM       607828100    30,326  2,092,900  SH           DEFINED    1,2,3,4  2,092,900

NuCO2 Inc                     COM       629428103    29,055  1,046,286  SH           DEFINED    1,2,3,4  1,046,286

Panera Bread Co               CL A      69840W108    78,108  1,864,600  SH           DEFINED    1,2,3,4  1,864,600

Reddy Ice Hldgs Inc           COM       75734R105    47,541  3,648,545  SH           DEFINED    1,2,3,4  3,648,545

Trueblue Inc                  COM       89785X101     5,853    435,500  SH           DEFINED    1,2,3,4    435,500

Websense Inc                  COM       947684106    87,922  4,689,165  SH           DEFINED    1,2,3,4  4,689,165